Cover	Nov. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Actelis Networks, Inc. (the “Company”) filed earlier on November 25, 2024. The sole purpose of this Form 8-K/A is to provide an amendment to slide number 4 of the presentation which was furnished as an exhibit in the prior filing, to correct a typographical error. The same comparative figures and percentages appeared already and correctly on slide number 17. No other modifications have been made to the original filing.
Document Period End Date	Nov. 25, 2024
Entity File Number	001-41375
Entity Registrant Name	Actelis Networks, Inc.
Entity Central Index Key	0001141284
Entity Tax Identification Number	52-2160309
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4039 Clipper Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	545-1045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ASNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false